INCOME TAXES - Components for loss before income taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
United States					$ (38,396)	$ (55,936)
International					(186)	160
Loss before income taxes	$ (64,287)	$ (4,153)	$ (73,101)	$ (29,462)	$ (38,582)	$ (55,776)